LIQUIDITY AND PROFITABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LIQUIDITY AND PROFITABILITY [Abstract]
LIQUIDITY AND PROFITABILITY
LIQUIDITY AND PROFITABILITY

Sources of Liquidity

The Company continues to undertake measures to grow its operations and to reduce its expenses by: (i) increasing future lease revenue through acquisitions and investments in existing properties; (ii) modifying the terms of existing leases; (iii) refinancing or repaying debt to reduce interest costs and mandatory principal repayments; and (iv) reducing general and administrative expenses.

At March 31, 2017, the Company had $4.2 million in cash and cash equivalents as well as restricted cash and investments of $3.8 million. Management anticipates access to several sources of liquidity, including cash flows from operations and cash on hand. Management holds routine ongoing discussions with existing lenders and potential new lenders to refinance current debt on a longer term basis and, in recent years, has refinanced shorter term acquisition debt, with traditional longer term mortgage notes, many of which have been executed under government guaranteed lending programs. Historically, the Company has raised capital through other sources, including issuances of preferred stock and convertible debt.

Management expects to commence discussions with one of its lenders to extend maturity of a $1.2 million credit facility associated with its Northwest Oklahoma facility listed as current debt maturities at March 31, 2017.

On July 21, 2015, the Company entered into separate At Market Issuance Sales Agreements to sell, from time to time, up to 800,000 shares of the Company’s 10.875% Series A Cumulative Redeemable Preferred Stock, (the “Series A Preferred Stock”), through an “at-the-market” offering program (“ATM”). Since the inception of the ATM in July 2015 and through March 31, 2017, the Company has sold 650,600 shares of Series A Preferred Stock under the ATM, generating net proceeds to the Company of approximately $13.5 million (see Note 12 - Common and Preferred Stock). Management anticipates renewing its at-the-market offering program with respect to sales of Series A Preferred Stock as a source of liquidity over the next twelve months.

On June 18, 2016, a wholly-owned subsidiary of the Company (“ADK”) entered into a new master sublease agreement (the “Peach Health Sublease”) with affiliates (collectively, “Peach Health Sublessee”) of Peach Health Group, LLC (“Peach Health”), providing that Peach Health Sublessee would take possession of the facilities (the “Peach Facilities”) subleased to affiliates of New Beginnings Care, LLC (“New Beginnings”) prior to their bankruptcy. The Peach Facilities are comprised of: (i) an 85-bed skilled nursing facility located in Tybee Island, Georgia (the “Oceanside Facility”); (ii) a 50-bed skilled nursing facility located in Tybee Island, Georgia (the “Savannah Beach Facility”); and (iii) a 131-bed skilled nursing facility located in Jeffersonville, Georgia (the “Jeffersonville Facility”). Rent for the Savannah Beach Facility, the Oceanside Facility, and the Jeffersonville Facility is $0.3 million, $0.4 million and $0.6 million per annum, respectively; but such rent is only $1 per month for the Oceanside and Jeffersonville Facilities until the date such facilities are recertified by the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”) or April 1, 2017, whichever first occurs (the “Rent Commencement Date”). The Oceanside and Jeffersonville Facilities were recertified by CMS in February 2017 and December 2016, respectively. In addition, with respect to the Oceanside and Jeffersonville Facilities, Peach Health Sublessee is entitled to three months of $1 per month rent following the Rent Commencement Date and, following such three-month period, five months of rent discounted by 50%. In the event that the Savannah Beach Facility is decertified due to any previous non-compliance attributable to New Beginnings, rent for such facility will revert to $1 a month until it is recertified along with the other facilities. The Company also provided Peach Health with a $1.0 million line of credit to be used for working capital and capital expenditure needs (the “Peach Line” or "Peach Note"). At March 31, 2017, there was a $1.0 million outstanding balance on the Peach Line.

On September 19, 2016, the Company obtained an option to extend the maturity date of the credit facility entered into in September 2013 between a certain wholly-owned subsidiary of the Company and Housing & Healthcare Funding, LLC (the "Quail Creek Credit Facility") from September 2017 to September 2018, which option management intends to exercise. There is no assurance that we will be able to refinance or further extend the maturity date of this credit facility on terms that are favorable to the Company or at all.

On January 10, 2017, the Company repurchased $6.7 million of its outstanding 10% convertible subordinated notes due April 30, 2017 (collectively, the “2015 Notes”) pursuant to a cash tender offer for any and all of such outstanding convertible promissory notes (the "Tender Offer").

Cash Requirements

At March 31, 2017, the Company had $71.8 million in indebtedness of which the current portion is $6.9 million. This current portion is comprised of the following components: (i) convertible debt of $2.5 million; and (ii) other debt of approximately $4.4 million which includes senior debt - bond and mortgage indebtedness (for a complete listing of our debt, see Note 9 - Notes Payable and Other Debt).

The Company anticipates net principal disbursements of approximately $6.9 million, which includes $2.5 million of convertible debt, approximately $0.4 million of payments on shorter term vendor notes, $1.8 million of routine debt service amortization, and a $2.2 million payment of other debt which includes current senior debt of the Northwest Oklahoma facility, a skilled nursing facility located in Oklahoma City, Oklahoma (the “Northwest Oklahoma Facility”) of approximately $1.2 million. Based on the described sources of liquidity, the Company expects sufficient funds for its operations and scheduled debt service, at least through the next twelve months. On a longer term basis, at March 31, 2017, the Company has approximately $13.2 million of debt maturities due over the next two year period ending March 31, 2019. These debt maturities include the aforementioned $2.5 million of convertible promissory notes, which are convertible into shares of the common stock and which also includes the current senior debt of the Northwest Oklahoma facility of $1.2 million in addition to $4.4 million with respect to the Quail Creek Oklahoma Facility. The Company believes its long-term liquidity needs will be satisfied by cash flows from operations, cash on hand, borrowings as required to refinance indebtedness as well as other sources, including issuances of preferred stock and convertible debt.

In November 2016, the Board approved two share repurchase programs (collectively, the "November 2016 Repurchase Program"), pursuant to which AdCare was authorized to repurchase up to 1.0 million shares of the common stock and 100,000 shares of the Company’s 10.875% Series A Cumulative Redeemable Preferred Stock, no par value per share and liquidation preference of $25.00 per share (the “Series A Preferred Stock”) during a twelve-month period. The November 2016 repurchase program succeeded the Repurchase Program announced on November 12, 2015 (the “November 2015 Repurchase Program”), which terminated in accordance with its terms. Share repurchases under the November 2016 Repurchase Programs could be made from time to time through open market transactions, block trades or privately negotiated transactions and were subject to market conditions, as well as corporate, regulatory and other considerations. During the quarter ended March 31, 2017, the Company made no repurchases of the Series A Preferred Stock and repurchased 118,199 shares of common stock at an average purchase price of approximately $1.54 per share, exclusive of commissions and related fees, for a net disbursement of approximately $0.2 million. The Company suspended the November 2016 Repurchase Program in February 2017.

The Company is a defendant in a total of 44 professional and general liability cases. The claims generally seek unspecified compensatory and punitive damages for former patients of the Company who were allegedly injured or died while patients of facilities operated by the Company due to professional negligence or understaffing. The Company established a self-insurance reserve for these professional and general liability claims, included within “Accrued expenses and other” in the Company’s unaudited consolidated balance sheets, of $6.0 million and $6.9 million at March 31, 2017, and December 31, 2016, respectively. The Company currently believes that most of the professional and general liability actions, and particularly many of the most recently filed actions, are defensible and intends to defend them through final judgment. Accordingly, the self-insurance reserve primarily reflects the Company's estimated legal costs of litigating the pending actions. Anticipated costs associated with such litigation are reflected in the $6.0 million accrual and are expected to be paid over time as litigation continues. The duration of such legal proceedings could be greater than one year subsequent to the period ended March 31, 2017, however, management cannot reliably estimate the exact timing of payments. The Company expects to fund litigation and potential indemnity costs through cash on hand as well as other sources as described above.

During the three months ended March 31, 2017, the Company generated negative cash flow from operations and anticipates positive cash flow from operations later in the current year. In order to satisfy the Company’s capital needs, the Company seeks to: (i) refinance debt where possible to obtain more favorable terms; (ii) raise capital through the issuance of debt or equity securities; and (iii) increase operating cash flows through acquisitions. The Company anticipates that these actions, if successful, will provide the opportunity to maintain its liquidity, thereby permitting the Company to better meet its operating and financing obligations for the next twelve months. However, there is no guarantee that such actions will be successful. Management’s ability to raise additional capital through the issuance of equity securities and the terms upon which we are able to raise such capital may be adversely affected if we are unable to maintain the listing of the common stock and the Company’s Series A Preferred Stock on the NYSE MKT.

LIQUIDITY AND PROFITABILITY
Sources of Liquidity

The Company continues to undertake measures to grow its operations and to streamline its cost infrastructure by: (i) increasing future lease revenue through acquisitions and investments in existing properties; (ii) modifying the terms of existing leases; (iii) refinancing or repaying debt to reduce interest costs and mandatory principal repayments; and (iv) reducing general and administrative expenses.

At December 31, 2016, the Company had $14.0 million in cash and cash equivalents as well as restricted cash of $5.5 million. Management anticipates access to several sources of liquidity, including cash flows from operations and cash on hand. Management holds routine ongoing discussions with existing lenders and potential new lenders to refinance current debt on a longer term basis and, in recent years, has refinanced shorter term acquisition debt, including seller notes, with traditional longer term mortgage notes, many of which have been executed under government guaranteed lending programs. Historically, the Company has raised capital through other sources of unsecured debt and junior forms of capital, including issuances of preferred stock and convertible debt.

On April 13, 2015 and June 2, 2015, the Company issued 575,000 and 588,235 shares, respectively, of the Company's 10.875% Series A Cumulative Redeemable Preferred Stock, no par value per share and a liquidation preference of $25.00 per share (the “Series A Preferred Stock”), at a public offering of $25.75 and $25.50 per share respectively, in "best-efforts" underwritten registered public offerings. In connection therewith, the Company received net cash proceeds of approximately $13.5 million and $14.1 million, respectively, after the payment of underwriting commissions and discounts and other offering expenses payable by the Company.

On July 21, 2015, the Company entered into At Market Issuance Sales Agreements with two agents, pursuant to which the Company may offer and sell, from time to time, up to 800,000 shares of the Series A Preferred Stock, in an “at-the-market” offering program ("ATM"). As of December 31, 2015, the Company sold 313,695 shares of Series A Preferred Stock under the ATM, generating net proceeds to the Company of approximately $6.7 million.

During the year ended December 31, 2016, the Company sold 336,905 shares of the Series A Preferred Stock, generating net proceeds to the Company of approximately $6.8 million and sold no shares of Series A Preferred Stock under the ATM during the fourth quarter of 2016. Since the inception of the ATM in July 2015 and through December 31, 2016, the Company sold 650,600 shares of Series A Preferred Stock under the ATM, generating net proceeds to the Company of approximately $13.5 million (see Note 12 - Common and Preferred Stock). The Company ceased sales under the ATM in September 2016, and will not engage in any additional sales of the Series A Preferred Stock while any preferred share repurchase program is in effect (see Note 19 - Subsequent Events).

The Company routinely has discussions with existing and new potential lenders to refinance current debt on a long-term basis and, in recent periods, has refinanced short-term acquisition-related debt with traditional long-term mortgage notes, some of which have been executed under government guaranteed lending programs.

On July 30, 2015, the Company amended the terms of that certain 8% subordinated convertible note, issued by the Company to Cantone Asset Management, LLC ("CAM") and due July 31, 2015, with a principal payment amount as of such date of $4.8 million to: (i) extend the maturity date with respect to $1.5 million of the principal amount of the such note to October 31, 2017; (ii) increase the interest rate from 8.0% to 10.0% per annum; and (iii) increase the conversion price from $3.97 to $4.25 per share (see Note 9 - Notes Payable and Other Debt).

On September 19, 2016, the Company obtained an option to extend the maturity date of the credit facility entered into in September 2013 between a certain wholly-owned subsidiary of the Company and Housing & Healthcare Funding, LLC (the "Quail Creek Credit Facility") from September 2017 to September 2018, which option management intends to exercise. There is no assurance that we will be able to refinance or further extend the maturity date of this credit facility on terms that are favorable to the Company or at all.

On September 29, 2016, the Company closed on HUD-guaranteed financing in the amount of $3.7 million, which refinanced approximately $3.1 million in debt previously owed by a certain-wholly owned subsidiary of the Company to The PrivateBank and Trust Company (the "PrivateBank"), with respect to the Company’s facility located in Georgetown, South Carolina (the “Georgetown Facility”)

On October 6, 2016, the Company completed the sale of nine facilities located in Arkansas (the "Arkansas Facilities") for a total sales price of $55.0 million, which sale price consisted of: (i) cash consideration of $52.0 million (of which $35.2 million was accounted for as a net cashless transfer of assets for debt liabilities); and (ii) a promissory note in the amount of $3.0 million (the “Skyline Note”). Proceeds to the Company from the sale of the Arkansas Facilities exceeded related obligations by approximately $23.0 million.

On October 6, 2016, in conjunction with the sale of the Arkansas Facilities, the Company repaid $2.4 million of debt associated with the Company’s facility located in College Park, Georgia (the “College Park Facility”).

On December 14, 2016, the Company closed on HUD-guaranteed financing in the amount of $5.9 million, which refinanced approximately $5.9 million in debt previously owed by a certain-wholly owned subsidiary of the Company to the PrivateBank (the “Sumter Credit Facility”) with respect to the Company’s facility located in Sumter, South Carolina (the “Sumter Facility”).

On June 18, 2016, a subsidiary of the Company entered into a new master sublease agreement (the “Peach Health Sublease”) with affiliates (collectively, “Peach Health Sublessee”) of Peach Health Group, LLC (“Peach Health”), providing that Peach Health Sublessee would take possession of the facilities (the “Peach Facilities”) subleased to affiliates of New Beginnings Care, LLC (“New Beginnings”) prior to their bankruptcy. The Peach Facilities are comprised of: (i) an 85-bed skilled nursing facility located in Tybee Island, Georgia (the “Oceanside Facility”); (ii) a 50-bed skilled nursing facility located in Tybee Island, Georgia (the “Savannah Beach Facility”); and (iii) a 131-bed skilled nursing facility located in Jeffersonville, Georgia (the “Jeffersonville Facility”). Rent for the Savannah Beach Facility, the Oceanside Facility, and the Jeffersonville Facility is $0.3 million, $0.4 million and $0.6 million per annum, respectively; but such rent is only $1 per month for the Oceanside and Jeffersonville Facilities until the date such facilities are recertified by the U.S. Department of Health and Human Services Centers for Medicare and Medicaid Services (“CMS”) or April 1, 2017, whichever first occurs (the “Rent Commencement Date”). The Oceanside and Jeffersonville Facilities were recertified by CMS in February 2017 and December 2016, respectively. In addition, with respect to the Oceanside and Jeffersonville Facilities, Peach Health Sublessee is entitled to three months of $1 per month rent following the Rent Commencement Date and, following such three-month period, five months of rent discounted by 50%. In the event that the Savannah Beach Facility is decertified due to any previous non-compliance attributable to New Beginnings, rent for such facility will revert to $1 a month until it is recertified along with the other facilities. The Company also provided Peach Health with a $1.0 million line of credit to be used for working capital and capital expenditure needs (the “Peach Line” or "Peach Note"). As of December 31, 2016, Peach Health had borrowed approximately $0.7 million under the Peach Line.

On January 10, 2017, the Company repurchased $6.7 million of its 10% convertible subordinated notes due April 30, 2017 pursuant to a cash tender offer for any and all of such outstanding convertible promissory notes (the "Tender Offer"). (See Note 19 -Subsequent Events).

Cash Requirements

At December 31, 2016, the Company had $80.0 million in indebtedness of which the current portion is $13.2 million. This current portion is comprised of the following components: (i) convertible debt of $9.2 million; and (ii) remaining debt of approximately $4.1 million which includes senior debt - bond and mortgage indebtedness (for a complete listing of our debt see Note 9 - Notes Payable and Other Debt). Subsequent to December 31, 2016, the Company repurchased $6.7 million in convertible debt pursuant to the Tender Offer using proceeds from the sale of the Arkansas Facilities.

The Company anticipates net principal disbursements of approximately $13.2 million, which includes $9.1 million of convertible debt ($6.7 million of which was repaid as part of the Tender Offer in January 2017), approximately $0.5 million of payments on shorter term vendor notes, $1.8 million of routine debt service amortization, and a $1.7 million payment of other debt which is inclusive of anticipated proceeds on refinancing of one facility in Oklahoma of approximately $1.2 million. Based on the described sources of liquidity, the Company expects sufficient funds for its operations and scheduled debt service, at least through the next twelve months. On a longer term basis, at December 31, 2016, the Company has approximately $19.3 million of debt maturities due over the next two year period ending December 31, 2018. These debt maturities include the aforementioned $9.1 million of convertible promissory notes, which are convertible into shares of the common stock as well as $1.2 million for current maturities with respect to one facility located in Oklahoma. The Company believes its long-term liquidity needs will be satisfied by these same sources, as well as borrowings as required to refinance indebtedness.

In November 2016, the Board approved two share repurchase programs (collectively, the "November 2016 Repurchase Program"), pursuant to which AdCare was authorized to repurchase up to 1.0 million shares of the common stock and 100,000 shares of the Series A Preferred Stock during a twelve-month period. As of December 31, 2016, the Company had repurchased 2,300 shares of Series A Preferred Stock for approximately $48,000, including commissions and customary business expenses, at an average price of $20.97 (excluding commissions) per share and 133,316 shares of the common stock for $0.3 million at an average price of $1.54 per share. The Company suspended the November 2016 Repurchase Program in February 2017.

In the twelve months ended December 31, 2016, the Company repurchased 150,000 shares of common stock pursuant to the share repurchase program announced on November 12, 2015 (the “November 2015 Repurchase Program”) at an average purchase price of approximately $2.05 per share, exclusive of commissions and related fees, for a net disbursement of approximately $0.2 million. Pursuant to the November 2015 Repurchase Program, the Company was authorized to repurchase up to 500,000 shares of its outstanding common stock during a twelve-month period. The Repurchase Program expired in accordance with its terms upon completion of such twelve-month period on November 12, 2016.

The Company is a defendant in a total of 44 professional and general liability cases. The claims generally seek unspecified compensatory and punitive damages for former patients of the Company who were allegedly injured or died while patients of facilities operated by the Company due to professional negligence or understaffing. The Company established a self-insurance reserve for these professional and general liability claims, included within “Accrued expenses and other” in the Company’s unaudited consolidated balance sheets, of $6.9 million and $0.2 million at December 31, 2016, and December 31, 2015, respectively. The Company currently believes that most of the professional and general liability actions, and particularly many of the most recently filed actions, are defensible and intends to defend them through final judgement. Accordingly, the self-insurance reserve primarily reflects the Company's estimated legal costs of litigating the pending actions accordingly. Anticipated costs associated with such litigation are reflected in the $6.9 million accrual and are expected to be paid over time as litigation continues. The duration of such legal proceedings could be greater than one year subsequent to the year ended December 31, 2016, however management cannot reliably estimate the exact timing of payments. The Company expects to finance litigation and potential indemnity costs through cash on hand as well as other sources as described above.

During the twelve months ended December 31, 2016, the Company generated negative cash flow from operations and anticipates positive cash flow from operations in 2017. In order to satisfy the Company’s capital needs, the Company seeks to: (i) refinance debt where possible to obtain more favorable terms; (ii) raise capital through the issuance of debt or equity securities; and (iii) increase operating cash flows through acquisitions. The Company anticipates that these actions, if successful, will provide the opportunity to maintain its liquidity, thereby permitting the Company to better meet its operating and financing obligations for the next twelve months. However, there is no guarantee that such actions will be successful. Management’s ability to raise additional capital through the issuance of equity securities and the terms upon which we are able to raise such capital may be adversely affected if we are unable to maintain the listing of the common stock and Series A Preferred Stock on the NYSE MKT.